Note 1 - Organization and Principal Activities (Details)	Dec. 31, 2013
Strategic Consulting Services Agreement [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Term of Agreement	20 years
Technical Support Services Agreement [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Term of Agreement	10 years
Operating Support Services Agreement [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Term of Agreement	10 years
Strategic Consulting Services Agreement [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Agreement Fee, As A Percentage of VIE's Income Before Tax	30.00%
Technical Support Services Agreement [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Agreement Fee, As A Percentage of VIE's Income Before Tax	30.00%
Operating Support Services Agreement [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Agreement Fee, As A Percentage of VIE's Income Before Tax	40.00%